Revenues, Tau-PET imaging agent in AD -2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) (Details) € in Thousands, SFr in Thousands	3 Months Ended				12 Months Ended
	Sep. 30, 2019 CHF (SFr)	Sep. 30, 2019 EUR (€)	Mar. 31, 2017 CHF (SFr)	Mar. 31, 2017 EUR (€)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2019 EUR (€)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2015 EUR (€)	May 31, 2014 CHF (SFr)	May 31, 2014 EUR (€)
Revenues [Abstract]
Recognized revenues					SFr 111,026	SFr 7,194	SFr 20,255
2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) Imaging [Member]
Revenues [Abstract]
Recognized revenues					SFr 2,206	0	1,080
Tau-PET Imaging Agent in AD [Member] | 2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) Imaging [Member]
Revenues [Abstract]
Period to provide notice of termination of agreement					3 months
Cumulative payments received									SFr 664	€ 500
Milestone payment recognized	SFr 2,200	€ 2,000	SFr 1,100	€ 1,000
Collaboration contract receivable for clinical milestones					SFr 9,000			€ 8,000
Collaboration contract receivable for regulatory, commercialization and sales milestones					162,000			€ 148,000
Recognized revenues					SFr 2,200	SFr 0	SFr 1,100
Tau-PET Imaging Agent in AD [Member] | 2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) Imaging [Member] | Top of Range [Member]
Revenues [Abstract]
Total potential collaboration agreement value											SFr 175,000	€ 159,000